Post-employment benefits - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.50%	1.80%
Rate of compensation increase	3.60%	3.20%
Rate of price inflation	3.00%	3.10%
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.80%	1.90%
Rate of price inflation	3.30%	3.40%
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.00%	1.40%
Rate of compensation increase	3.60%	3.20%
Rate of price inflation	2.40%	2.10%